Average Annual Total Returns{- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend Income Fund	Fidelity Advisor Freedom Blend Income Fund- Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend Income Fund- Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	8.85%	7.35%	[1]	7.51%	7.36%	[1]	8.61%	7.35%	[1]

[1]	(a)From August 31, 2018